Statutory Reserve (Tables)	12 Months Ended
Jun. 30, 2025
Statutory Reserve [Abstract]
Schedule of Statutory Reserve

For the fiscal years ended June 30, 2025, 2024, and 2023, the Company provided statutory reserve as follows:

Balance - June 30, 2022	$1,499,369
Appropriation to statutory reserve	37,859
Balance - June 30, 2023	1,537,228
Appropriation to statutory reserve	1,215
Balance - June 30, 2024	1,538,443
Appropriation to statutory reserve	38,069
Balance - June 30, 2025	$1,576,512